5. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2012
Property And Equipment Tables
Property and equipment

The components of property and equipment consisted of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Machinery and Equipment	$5,565,000	$3,700,000	5 - 8 years
Capital Lease Machinery and Equipment	3,877,000	3,877,000	5 - 8 years
Tools and Instruments	3,459,000	3,417,000	1.5 - 7 years
Automotive Equipment	55,000	55,000	5 years
Furniture and Fixtures	232,000	219,000	5 - 8 years
Leasehold Improvements	612,000	595,000	Term of Lease
Computers and Software	298,000	158,000	4-6 years
Total Property and Equipment	14,098,000	12,021,000
Less: Accumulated Depreciation	(9,178,000)	(8,050,000)
Property and Equipment, net	$4,920,000	$3,971,000